SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended
	Feb. 19, 2025	Jan. 31, 2025	Apr. 18, 2024	Aug. 03, 2023	Feb. 19, 2025	Jan. 22, 2025	Apr. 19, 2024	Apr. 17, 2024	Nov. 15, 2023	Mar. 30, 2023	Dec. 31, 2024	Jan. 19, 2024	Oct. 26, 2018
Amount of direct offering cost				$ 2,750,000			$ 2,900,000		$ 2,000,000	$ 2,400,000
Warrant issued purchase of ordinary shares				33,050			143,695		54,050	24,250
Warrants exercise price				$ 0.0002			$ 0.0002		$ 0.0002	$ 0.0002		$ 0.0002
Senior Secured Credit Facility [Member] | Fortress Investment Group LLC [Member]
Aggregate principal amount											$ 18,375,000		$ 20,000,000
Subsequent Event [Member]
Ordinary shares issued		545,454
Ordinary shares, price per share		$ 11
Amount of direct offering cost	$ 8,200,000	$ 6,000,000
Warrant issued purchase of ordinary shares	931,099	545,454			931,099
Subsequent Event [Member] | Senior Secured Credit Facility [Member] | Fortress Investment Group LLC [Member]
Aggregate principal amount						$ 4,374,175,000
Ordinary shares issued						100,000
Ordinary shares, price per share						$ 43.74
Ordinary shares, outstanding, shares						14,000,000
Ordinary shares, outstanding amount						$ 14,000,000
Accredited Institutional Investors [Member]
Ordinary shares issued			931,099					931,099	931,099
Investors [Member] | Subsequent Event [Member]
Amount of direct offering cost					$ 8,200,000
Warrant issued purchase of ordinary shares	698,324				698,324
Warrants exercise price	$ 13.5				$ 13.5